Common Stock Warrants - Additional Information (Detail) - Common Stock Warrant [Member] - shares	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Number of warrants cashless exercised	229,500	7,500
Number of common stock issued as a result of cashless exercise of warrants	169,500	3,800